Interest-bearing loans and borrowings - Other notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	May 31, 2017	Dec. 31, 2016	Dec. 16, 2016
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50%
Disclosure of detailed information about borrowings [line items]
Face amount	$ 150,000,000	$ 150,000,000.0	$ 0	$ 150,000,000.0
Other notes	150,000,000		0
Borrowing costs capitalised	$ 2,700,000
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Other notes, interest rate	7.50%	7.50%
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50% | Carrying value
Disclosure of detailed information about borrowings [line items]
Other notes	$ 147,619,000		0
Other borrowings
Disclosure of detailed information about borrowings [line items]
Face amount	150,000,000		0
Other notes	150,000,000		0
Other borrowings | Carrying value
Disclosure of detailed information about borrowings [line items]
Other notes	$ 147,619,000		$ 0